Inventories - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Classes Of Inventories [Abstract]
Operating costs related to inventories	$ 53,847		$ 49,258	$ 48,649
Valuation loss on inventories recognized as operating costs	1,161	$ 41	475	$ 365
Inventory to be recovered longer than twelve months	$ 2,076		$ 2,076